Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Basic Earnings Per Share

	2019	2018	2017

Net income attributable to owners of the Company	155,467	548,379	670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Basic earnings per share - R$	0.1796	0.6335	0.7743

Summary of Diluted Earnings Per Share

	2019	2018	2017

Net income attributable to owners of the Group	155,467	548,379	670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Adjustment for stock options and restricted shares (a)	8,124,575	1,529,528	1,282,312

Weighted average number of common shares for diluted earnings per share calculation purposes	873,784,617	867,189,570	866,942,354

Diluted earnings per share - R$	0.1779	0.6324	0.7731

(a)	The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.